As filed with the Securities and Exchange Commission on November 8, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: February 28, 2006

Date of reporting period: August 31, 2005

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

For The Six Months Ended
AUGUST 31, 2005

American Trust Allegiance Fund

October 2005

Dear Fellow Shareholder,

We are pleased to send you the American Trust Allegiance Fund’s semi-annual report for the six-month period ending August 31, 2005. The S&P 500 Index increased on a total return basis by 2.33% over the past six months, while the Fund rose a more modest .50% over the same period. This apparent flat investment performance for the six-month period masks quite a bit of volatility, as the stock market was down nearly 5% at one point before rallying back into the positive territory.

The financial markets continue to grapple with a restrictive Federal Reserve policy tilted toward higher interest rates, a slowdown in the corporate profits cycle, and energy prices hitting a series of new highs. With economic growth still robust, inflation fears are mounting, driven largely by concerns that record high energy prices will ultimately permeate all segments of the economy. Once established, history has demonstrated that it is quite difficult and destructive to economic growth to wring inflation out of the economy.

High quality, large cap growth has continued its multi-year run of underperformance. However, many of the necessary elements of better performance, i.e., a peaking in the profits cycle, are developing and may augur more favorable relative performance. The Fund continues to be well diversified across all economic sectors with the exception of health care. High quality, large cap growth stocks dominate the Fund’s portfolio.

We thank you for your support and look forward to helping you achieve your financial goals.

Sincerely,

Jeffrey M. Harris, CFA	Paul H. Collins

The Fund may invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than larger-capitalization companies.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. This index is not available for investment and does not incur charges or expenses.

American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/05 - 8/31/05).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.45% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2005 (Unaudited), Continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/05	Ending Account Value 8/31/05	Expenses Paid During Period 3/1/05 - 8/31/05*
Actual	$1,000.00	$1,005.00	$7.33
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.37

*
Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

ALLOCATION OF PORTFOLIO ASSETS at August 31, 2005 (Unaudited)

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2005 (Unaudited)

Shares	COMMON STOCKS: 97.9%	Market Value

	Aerospace & Defense: 2.1%
2,400	L-3 Communications Holdings, Inc.	$196,512
5,400	United Technologies Corp.	270,000
		466,512

	Air Freight & Logistics: 1.2%
3,000	Expeditors International of Washington, Inc.	166,530
1,300	FedEx Corp.	105,872
		272,402

	Auto Systems/Building Controls: 0.8%
2,800	Johnson Controls, Inc.	167,944
	Banks: 12.0%
9,800	Bank of America Corp.	421,694
10,200	Citigroup, Inc.	446,454
8,700	J.P. Morgan Chase & Co.	294,843
8,600	Marshall & Ilsley Corp.	376,422
7,300	Wachovia Corp.	362,226
5,800	Wells Fargo & Co.	345,796
5,700	Zions Bancorporation	398,202
		2,645,637

	Broadcasting & Cable: 1.3%
9,800	Comcast Corp. - Class A*	295,764
	Chemicals - Specialty: 1.1%
7,700	Ecolab, Inc.	254,100
	Communications: 2.2%
13,308	Sprint Nextel Corp.	345,076
4,200	Verizon Communications, Inc.	137,382
		482,458

	Communications Equipment: 1.8%
7,500	Corning, Inc.*	149,700
6,000	QUALCOMM, Inc.	238,260
		387,960

	Computer Hardware: 4.0%
6,100	Apple Computer, Inc.*	286,273
9,000	Dell, Inc.*	320,400
3,500	International Business Machines Corp.	282,170
		888,843

See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2005 (Unaudited), Continued

Shares		Market Value

	Computer Software: 4.9%
11,800	Adobe Systems, Inc.	$319,072
7,300	Autodesk, Inc.	315,360
16,300	Microsoft Corp.	446,620
		1,081,052

	Containers & Packaging: 0.9%
5,400	Ball Corp.	202,554
	Diverse Financial Services: 6.6%
5,300	American Express Co.	292,772
2,000	Capital One Financial Corp.	164,480
2,925	Legg Mason, Inc.	305,750
4,600	Merrill Lynch & Co., Inc.	262,936
2,700	State Street Corp.	130,491
2,700	The Goldman Sachs Group, Inc.	300,186
		1,456,615

	Electric Utilities: 4.3%
1,500	Entergy Corp.	112,365
7,700	Exelon Corp.	414,953
4,300	TXU Corp.	417,186
		944,504

	Electrical Equipment: 1.4%
4,600	Emerson Electric Co.	309,488
	Energy Equipment & Services: 2.5%
2,250	Baker Hughes, Inc.	132,187
1,900	Nabors Industries Ltd.*#	127,300
1,550	Schlumberger Ltd.#	133,657
2,600	Transocean, Inc.*#	153,504
		546,648

	Food Distributors: 1.1%
7,200	Sysco Corp.	240,336
	Food Products: 5.9%
2,600	Bunge Ltd.#	152,672
2,500	General Mills, Inc.	115,300
7,100	Hershey Foods Corp.	419,539
2,700	Kellogg Co.	122,391
4,800	McCormick & Co., Inc.	162,768

See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2005 (Unaudited), Continued

Shares		Market Value

	Food Products: 5.9%, Continued
4,700	Wm. Wrigley Jr. Co.	$333,935
		1,306,605

	Household Products & Personal Care: 4.4%
5,000	Avon Products, Inc.	164,100
5,300	Colgate-Palmolive Co.	278,250
5,600	The Estee Lauder Cos., Inc.	226,184
5,700	The Gillette Co.	307,059
		975,593

	Industrial Gases: 0.8%
3,600	Praxair, Inc.	173,880
	Industrial Machinery: 3.4%
3,750	American Standard Companies, Inc.	171,000
3,200	Caterpillar, Inc.	177,568
2,200	Deere & Co.	143,836
1,125	Illinois Tool Works, Inc.	94,815
1,950	Ingersoll-Rand Co. Ltd. - Class A#	155,259
		742,478

	Insurance - Multi-Line: 1.6%
2,900	American International Group, Inc.	171,680
3,400	The Allstate Corp.	191,114
		362,794

	Internet Software & Services: 1.1%
450	Google, Inc. - Class A*	128,700
3,500	Yahoo!, Inc.*	116,690
		245,390

	Media: 4.2%
4,600	The McGraw-Hill Companies, Inc.	221,812
10,800	The Walt Disney Co.	272,052
16,400	Time Warner, Inc.	293,888
3,800	XM Satellite Radio Holdings, Inc. - Class A*	133,950
		921,702

	Motor Freight Transportation: 0.5%
1,600	United Parcel Service, Inc. - Class B	113,424
	Multiline Retail: 1.5%
9,600	Nordstrom, Inc.	322,368

See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2005 (Unaudited), Continued

Shares		Market Value

	Networking Equipment: 1.0%
13,020	Cisco Systems, Inc.*	$229,412
	Oil & Gas: 10.1%
1,850	Burlington Resources, Inc.	136,511
1,600	Cal Dive International, Inc.*	99,936
6,450	ChevronTexaco Corp.	396,030
4,800	ConocoPhillips	316,512
12,000	Exxon Mobil Corp.	718,800
2,500	Halliburton Co.	155,000
2,000	Oceaneering International, Inc.*	99,440
2,625	Suncor Energy, Inc.#	155,558
1,400	Valero Energy Corp.	149,100
		2,226,887

	Printing & Publishing: 0.6%
3,400	Tribune Co.	127,738
	Real Estate: 0.6%
1,900	Boston Properties, Inc.	135,185
	Retail - Home Improvement: 2.4%
4,350	Fastenal Co.	263,523
3,425	Home Depot, Inc.	138,096
2,150	Lowe’s Cos., Inc.	138,267
		539,886

	Semiconductors: 4.0%
10,100	Applied Materials, Inc.*	184,931
10,800	Intel Corp.	277,776
1,900	Linear Technology Corp.	72,067
3,400	Marvell Technology Group Ltd.*#	160,446
1,700	Maxim Integrated Products, Inc.	72,505
3,200	Texas Instruments, Inc.	104,576
		872,301

	Services - Data Processing: 1.6%
5,100	First Data Corp.	211,905
3,850	Paychex, Inc.	131,401
		343,306

	Specialty Retail: 5.5%
2,650	Bed Bath & Beyond, Inc.*	107,457
7,650	Chico’s FAS, Inc.*	265,531

See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2005 (Unaudited), Continued

Shares		Market Value
	Specialty Retail: 5.5%, Continued

8,100	Coach, Inc.*	$268,839
3,800	Nike, Inc. - Class B	299,858
6,525	Staples, Inc.	143,289
3,250	Williams-Sonoma, Inc.*	130,813
		1,215,787

	Thrifts & Mortgage Finance: 0.5%
1,900	Golden West Financial Corp.	115,881
	TOTAL COMMON STOCKS
	(Cost $18,461,680)	21,613,434

	SHORT-TERM INVESTMENTS: 2.3%
501,286	Federated Cash Trust Treasury
	Money Market Fund
	(Cost $501,286)	501,286

	Total Investments in Securities
	(Cost $18,962,966): 100.2%	22,114,720
	Liabilities in Excess of Other Assets: (0.2)%	(43,369)
	Net Assets: 100.0%	$22,071,351

* Non-income producing security.
# U.S. security of a foreign issuer.

See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2005 (Unaudited)

ASSETS
Investments in securities, at value (cost $18,962,966)	$22,114,720
Receivables:
Securities sold	311,259
Dividends and interest	50,035
Fund shares sold	4,314
Prepaid expenses	9,585
Total assets	22,489,913

LIABILITIES
Payables:
Securities purchased	354,487
Fund shares redeemed	7,484
Due to adviser	10,461
Administration fees	3,752
Audit fees	7,959
Transfer agent fees	11,907
Custodian fees	1,927
Fund accounting fees	7,960
Trustee fees	2,842
Shareholder reporting fees	6,342
Chief Compliance Officer fee	1,500
Accrued other expenses	1,941
Total liabilities	418,562

NET ASSETS	$22,071,351

Net asset value, offering and redemption price per share [$22,071,351/1,369,474 shares outstanding; unlimited number of shares (par value $0.01) authorized]	$16.12

COMPONENTS OF NET ASSETS
Paid-in capital	$26,021,439
Undistributed net investment income	32,981
Accumulated net realized loss on investments	(7,134,823)
Net unrealized appreciation on investments	3,151,754
Net assets	$22,071,351

See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2005 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax $58)	$173,145
Interest	9,577
Total income	182,722

Expenses
Advisory fees (Note 3)	107,685
Transfer agent fees	25,227
Administration fees (Note 3)	22,670
Fund accounting fees	14,643
Registration fees	8,945
Audit fees	7,970
Legal fees	5,906
Reports to shareholders	4,694
Miscellaneous	3,361
Chief Compliance Officer fee (Note 3)	3,000
Trustee fees	2,901
Insurance expense	1,512
Total expenses	208,514
Less: advisory fee waiver (Note 3)	(44,153)
Net expenses	164,361
Net investment income	18,361

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	707,827
Net change in unrealized
depreciation on investments	(635,569)
Net realized and unrealized gain on investments	72,258
Net increase in net assets
resulting from operations	$90,619

See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2005 (Unaudited)	Year Ended February 28, 2005
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$18,361	$14,620
Net realized gain on investments	707,827	1,245,281
Net change in unrealized
appreciation/(depreciation)
on investments	(635,569)	557,067
Net increase in net assets
resulting from operations	90,619	1,816,968

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net decrease in net assets
derived from net change
in outstanding shares (a)	(1,574,966)	(1,308,175)
Total increase/(decrease)
in net assets	(1,484,347)	508,793

NET ASSETS
Beginning of period	23,555,698	23,046,905
End of period	$22,071,351	$23,555,698

Includes undistributed
net investment income of	$32,981	$14,620

(a) A summary of share transactions is as follows:

	Six Months Ended August 31, 2005 (Unaudited)		Year Ended February 28, 2005
	Shares	Value	Shares	Value
Shares sold	40,334	$ 639,935	148,324	$ 2,263,415
Shares redeemed	(139,641)	(2,214,901)	(237,631)	(3,571,590)
Net decrease	(99,307)	$ (1,574,966)	(89,307)	$ (1,308,175)

See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months Ended 8/31/05		Year Ended
	(Unaudited)		2/28/05	2/29/04	2/28/03	2/28/02	2/28/01
Net asset value,
beginning of period	$16.04		$14.79	$10.94	$14.05	$16.76	$25.56
Income from
investment operations:
Net investment
income/(loss)	0.01		0.01	(0.04)	(0.04)	(0.08)	(0.16)
Net realized and
unrealized gain/(loss)
on investments	0.07		1.24	3.89	(3.07)	(2.24)	(8.10)
Total from investment
operations	0.08		1.25	3.85	(3.11)	(2.32)	(8.26)
Less distributions:
From net realized gain	—		—	—	—	(0.39)	(0.54)
Net asset value,
end of period	$16.12		$16.04	$14.79	$10.94	$14.05	$16.76

Total return	0.50%	‡	8.45%	35.19%	(22.14)%	(13.86)%	(32.68)%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$22,071		$23,556	$23,047	$18,347	$26,076	$31,957

Ratio of expenses to
average net assets:
Before expense
reimbursement	1.84%	†	1.84%	1.79%	1.95%	1.80%	1.56%
After expense
reimbursement	1.45%	†	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment
income/(loss) to
average net assets:
After expense
reimbursement	0.16%	†	0.06%	(0.28)%	(0.33)%	(0.52)%	(0.77)%

Portfolio turnover rate	17.53%	‡	35.39%	108.15%	108.19%	73.96%	86.13%

† Annualized.
‡ Not annualized.

See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2005 (Unaudited)

NOTE 1 - ORGANIZATION

The American Trust Allegiance Fund (the “Fund”) is a diversified series of shares of beneficial interest of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund began operations on March 11, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.

American Trust Allegiance Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER
 TRANSACTIONS WITH AFFILIATES

For the six months ended August 31, 2005, American Trust Investment Advisors, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the six months ended August 31, 2005, the Fund incurred $107,685 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.45% of average net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued

Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended August 31, 2005, the Advisor reduced its fees in the amount of $44,153; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $313,515 at August 31, 2005. Cumulative expenses subject to recapture expire as follows:

Year	Amount
2006	$110,842
2007	71,145
2008	87,375
2009	44,153
$313,515

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level	Fee rate
Less than $15 million	$30,000
$15 million to less than $50 million	0.20% of average daily net assets
$50 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets

For the six months ended August 31, 2005, the Fund incurred $22,670 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued

Certain officers of the Fund are also officers of the Administrator and Distributor.

For the six months ended August 31, 2005, the Fund was allocated $3,000 of the Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the six months ended August 31, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $3,801,814 and $4,994,832, respectively.

NOTE 5 - INCOME TAXES AND DISTRIBUTIONS TO
 SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

There were no distributions paid during the six months ended August 31, 2005 or the year ended February 28, 2005.

As of February 28, 2005, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$19,888,359
Gross tax unrealized appreciation	4,018,356
Gross tax unrealized depreciation	(343,886)
Net tax unrealized appreciation	$3,674,470

Undistributed ordinary income	$14,620
Undistributed long-term capital gain	—
Total distributable earnings	$14,620

Other accumulated gains/(losses)	$(7,729,797)
Total accumulated earnings/(losses)	$(4,040,707)

The Fund had a capital loss carryforward of $7,729,797 which expires as follows:

Year	Amount
2010	$4,268,184
2011	$3,461,613

American Trust Allegiance Fund

NOTICE TO SHAREHOLDERS at August 31, 2005 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-385-7003 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2005

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-385-7003. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Form N-Q is also available by calling 1-800-385-7003.

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Advisor
American Trust Investment Advisors, LLC
One Court Street
Lebanon, NH 03766
(800) 788-8806

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 385-7003

Custodian
U.S. Bank, N.A
425 Walnut Street
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-800-385-7003.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

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Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 10/31/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 10/31/05_______________________ ___

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 10/31/05__________________________

* Print the name and title of each signing officer under his or her signature.

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